EMPLOYEE BENEFITS EXPENSE (Tables)	12 Months Ended
Dec. 31, 2023
Employee Benefits [Abstract]
Schedule of Disclosure of Employee Benefits Expense
The following table summarizes the employee benefits expense recorded and included in administrative and selling expenses during the year ended December 31, 2023, and 2022:

	2023	2022
	$	$
Wages and salaries	56,381,455	35,576,358
Share-based compensation (Note 16)	5,203,521	12,362,070
	61,584,976	47,938,428